Changes in Significant Accounting Policies - Additional Information (Detail) - EUR (€)				12 Months Ended
	May 28, 2020	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Lease incentives	€ 1,799,000
IFRS 16 [member]
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Impact on retained earnings		€ 0
Lease incentives				€ 1,799,000
Description of right-of-use assets and liabilities				The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group: (a) did not recognise right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application; (b) did not recognise right-of-use assets and liabilities for leases of low value assets (e.g. IT equipment); (c) excluded initial direct costs from the measurement of the right-of-use assets at the date of initial application; and (d) used hindsight when determining the lease term.
Decrease of other liabilities for lease incentives			€ 960,000
Weighted-average rate				5.04%